Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of income tax expense

	For the year ended December 31,
	2019	2018	2017*
Current tax expense:
Current year	(923,760)	(738,549)	(507,454)
Recognition of provision for uncertain tax positions	(336,326)	—	—

Total current tax expense	(1,260,086)	(738,549)	(507,454)
Deferred tax reversal:
Origination and reversal of temporary differences	168,630	228,947	12,220
Reversal of deferred tax on unremitted earnings	447,034	—	—

Total deferred tax reversal	615,664	228,947	12,220
Derecognition of indemnification asset	—	—	(325,269)

Total income tax expense	(644,422)	(509,602)	(820,503)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

Summary of income tax payable

	December 31, 2019	December 31, 2018
Current income tax payable	33,647	85,522
Provision for uncertain income tax positions (note 12(a))	336,326	—

Total income tax payable	369,974	85,522

Summary of reconciliation of effective tax rate

	For the year ended December 31,
	2019	2018	2017*
Profit before income tax	2,225,448	1,542,447	1,283,305

Income tax at 20% tax rate	(445,090)	(308,489)	(256,661)
Effect of tax rates in foreign jurisdictions	(23,408)	(40,204)	5,070
Withholding tax on intra-group dividend and unremitted earnings	60,436	39,879	(105,771)
Derecognition of indemnification asset	—	—	(325,269)
Non-taxable gain from sale of subsidiary (note 18)	—	766	87,823
Unrecognized deferred tax asset	(113,047)	(109,094)	(141,207)
Non-deductible interest expense	(18,421)	(49,149)	(48,079)
Non-deductible expenses related to management incentive agreement	(35,485)	(15,730)	(15,789)
Other net non-taxable income and (non-deductible expense)	(69,407)	(27,581)	(20,620)

Total income tax expense	(644,422)	(509,602)	(820,503)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

Summary of deferred tax assets and liabilities

	December 31, 2019	December 31, 2018
Deferred tax assets:
Unused vacation accruals	8,614	7,297
Employee benefits	13,323	9,926
Contract liabilities	135,203	90,159
Trade and other payables	7,728	4,066
Right-of-use assets and lease liabilities	4,139	—
Deferred tax assets netting	(19,172)	(19,354)

Total deferred tax assets	149,835	92,094

Deferred tax liabilities:
Property and equipment	(9,696)	(6,895)
Intangible assets	(9,476)	(14,182)
Intangible assets identified on Acquisition	(512,804)	(595,962)
Deferred tax on intra-group dividends and unremitted earnings	—	(472,555)
Deferred tax liabilities netting	19,172	19,354

Total deferred tax liabilities	(512,804)	(1,070,240)

Net deferred tax liability	(362,969)	(978,146)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.

Summary of movement in deferred tax balances

	January 1, 2019	Recognized in profit or loss	Effect of movement in exchange rates	December 31, 2019
Property and equipment	(6,895)	(2,799)	(2)	(9,696)
Intangible assets	(610,144)	87,821	43	(522,280)
Unused vacation accruals	7,297	1,384	(67)	8,614
Employee benefits	9,926	3,448	(51)	13,323
Contract liabilities	90,159	45,453	(409)	135,203
Trade and other payables	4,066	3,667	(5)	7,728
Right-of-use assets and lease liabilities	—	4,135	4	4,139
Deferred tax on intra-group dividends and unremitted earnings	(472,555)	472,555	—	—

Net deferred tax liability	(978,146)	615,664	(487)	(362,969)

	January 1, 2018	Recognized in profit or loss	Effect of movement in exchange rates	December 31, 2018
Property and equipment	960	(7,855)	—	(6,895)
Intangible assets	(700,167)	90,007	16	(610,144)
Unused vacation accruals	6,091	1,196	10	7,297
Employee benefits	8,020	1,881	25	9,926
Contract liabilities	52,542	37,482	135	90,159
Trade and other payables	5,454	(1,381)	(7)	4,066
Deferred tax on intra-group dividends and unremitted earnings	(579,502)	106,947	—	(472,555)

Net deferred tax liability	(1,206,602)	228,277	179	(978,146)

*	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.